Accrued Liabilities Narrative (Details) - 3 months ended Dec. 31, 2015 CAD in Millions, $ in Millions	USD ($)	CAD
Accrued Liabilities [Abstract]
Candadian Government Amendment Arrangements, Annual Payment Amount	$ 241	CAD 327
Canadian Government Amendment Arrangements, Expense	867
Canadian Government Amendment Arrangements, Remaining Liability	$ 626